Common Stock (Detail) - USD ($)	1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 30, 2014	Apr. 30, 2014	Jan. 31, 2014	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Proceeds from sale of common stock				$ 0	$ 37,500,000	$ 37,598,000	$ 53,000
Payment of stock issuance cost				$ 0	$ 2,389,000	$ 2,389,000	$ 0
Common stock
Class of Stock [Line Items]
Common stock issued upon conversion of convertible securities (shares)	3,759,398	2,255,639
Series A convertible preferred stock
Class of Stock [Line Items]
Convertible securities converted	250,000	150,000
Private placement | Common stock
Class of Stock [Line Items]
Issuance of preferred stock (in shares)			6,250,000
Share purchase price of shares issued (in dollars per share)			$ 6.00
Proceeds from sale of common stock			$ 37,500,000
Payment of stock issuance cost			$ 2,389,000